Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurement [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis, segregated by classes (in thousands):

	December 31, 2013
	Level 2	Level 3	Total
Assets:
Long term investment	$1,634	$-	$1,634
Foreign exchange forward contracts not
designated as hedging instruments	301	-	301
Foreign exchange forward contracts
designated as hedging instruments	153	-	153
Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(1,543)	-	(1,543)
Earn-out obligations	-	(29,025)	(29,025)
	$545	$(29,025)	$(28,480)

	December 31, 2012
	Level 2	Level 3	Total
Assets:
Long term investment	$1,634	$-	$1,634
Foreign exchange forward contracts not
designated as hedging instruments	1,818	-	1,818
Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(765)	-	(765)
	$2,687	$-	$2,687